Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 974	$ 3,512	$ 894
Restricted cash, current			40
Accounts receivable	697	870
Inventory	346	1,760	235
Prepaid expenses and other current assets	1,167	2,593	3,503
Total current assets	3,184	8,735	4,672
Property and equipment, net	32	21
Deferred transaction costs	139		16,234
Other non-current assets	3,456	3,474	3,368
Total assets	6,811	12,230	24,274
Current liabilities:
Accounts payable	2,466	413	1,792
Accrued expenses and other current liabilities	3,321	3,499	1,053
Excise tax payable	2,925	2,925
Convertible notes, current			15,604
Operating lease liabilities, current			359
Share-based termination liability			6,349
Total current liabilities	8,712	6,837	27,290
Operating lease liabilities, non-current			2,093
Long-term debt, non-current	13,009	13,186	13,340
Other non-current liabilities		417
Total liabilities	21,971	20,840	42,926
Commitments and contingencies
Convertible preferred stock: $0.0001 par value, none and 12,550,441 shares authorized as of December 31, 2024 and December 31, 2023, respectively; none and 8,048,573 shares issued and outstanding as of December 31, 2024 and December 31, 2023, respectively; and aggregate liquidation preference of none and $222,345 as of December 31, 2024 and December 31, 2023, respectively			93,889
Stockholders’ Deficit:
Common stock, value
Additional paid-in capital	457,157	453,172	283,881
Accumulated other comprehensive income	26	19	(14)
Accumulated deficit	(472,343)	(461,801)	(396,408)
Total stockholders’ deficit	(15,160)	(8,610)	(112,541)
Total liabilities and stockholders’ deficit	6,811	12,230	24,274
Public Placement Warrant Liability
Current liabilities:
Warrants	5	267
Related Party Private Placement Warrant Liability
Current liabilities:
Warrants	$ 245	133
Convertible Preferred Stock Warrant Liability
Current liabilities:
Warrants			203
Related Party
Current liabilities:
Related party convertible notes, current			$ 2,133